Revenue Recognition - Performance Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligations	$ 11,454	$ 13,584	$ 20,046
Current
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligations	7,250	8,459
Non-current
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligations	$ 4,204	$ 5,125